OTHER FINANCIAL ASSETS	3 Months Ended
Mar. 31, 2025
Disclosure of other financial assets [abstract]
OTHER FINANCIAL ASSETS

NOTE 5. OTHER FINANCIAL ASSETS
As of period closing, the balances of Other Financial Assets correspond to:

Item	03.31.25	12.31.24
Receivables from Spot Sales of Foreign Currency Pending Settlement	904,445,138	47,075,011
Receivables from Spot Sales of Government Securities Pending Settlement	985,251,786	1,279,672,017
Sundry Debtors	135,293,157	164,259,476
Mutual Funds	250,468,146	340,756,853
Premiums for Financial Collateral Contracts	9,188,786	9,782,991
Interest Accrued Receivable	19,352,757	23,288,463
Fiduciary Participation Certificates	20,270,957	21,246,908
Balances from Claims Pending Recovery	267,074	61,985
Others	626,069	617,735
Minus: Allowance for Loan Losses	(1,308,599)	(1,589,042)
Total	2,323,855,271	1,885,172,397
Related party information is disclosed in Note 35.
Changes in Allowance for Loan Losses for other financial assets are disclosed in Schedule R.